PROPERTY, PLANT AND EQUIPMENT - Revaluation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Revalued amount	$ 4,019,963	$ 2,485,496
Residual Value according to the cost model	3,201,516	2,570,012
Difference	$ 818,447
Difference		$ (84,516)
Land and buildings | Sales Price Per Meter
Disclosure of detailed information about property, plant and equipment [line items]
Reduction on the sales price per meter (as a percent)	5.00%
Reduction of value of the Land and Buildings, net of its tax effect	$ 150,700